Trade Accounts Receivable - Summary of Allowance for Expected Credit Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Allowances for expected credit losses at beginning of period	$ 101	$ 121	$ 116
Charged to selling expenses	9	1	23
Deductions	(21)	(16)	(19)
Reclassification to assets held for sale		(2)
Foreign currency translation effects	2	(3)	1
Allowances for expected credit losses at end of period	$ 91	$ 101	$ 121